SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
During the period from April 1, 2026 to June 29, 2026, 13,760 vested options expired.
During the period from April 1, 2026 to June 29, 2026, 1,010,000 RSUs and 325,000 PSUs expired as a result of the termination of certain employment agreements.
On May 27, 2026, the Company cancelled options (price ranged from C$13.11 to C$21.28) to purchase up to 1,919,290 Common Shares.
On June 17, 2026, 42,997 Pre-Funded Warrants were exercised and converted into 42,994 Common Shares.
On June 25, 2026, the Company completed an underwritten offering of 10,309,280 Common Shares at an offering price of $4.85 per Common Share for aggregate gross proceeds of $50,000, pursuant to an underwriting agreement dated June 23, 2026, between the Company and Cantor Fitzgerald & Co., Barclays Capital Inc., Bloom Burton Securities Inc., and Lucid Capital Markets. In consideration for their services, the Company paid to the underwriters a cash commission of $3,000.